Rental Properties - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares home	Dec. 31, 2020 USD ($) shares
Disclosure of detailed information about investments [line items]
Number of homes valued using Broker Price Opinion | home	3,674
Fair value adjustments	$ 990,575	$ 220,849	[1]
Home Price Index, Measurement Input
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets | shares	0.052	0.042
Home Price Index Risk
Disclosure of detailed information about investments [line items]
Reasonably possible .5% increase in risk variable, impact on investment property	$ 27,036	$ 19,294
Reasonably possible .5% decrease in risk variable, impact on investment property	$ (27,036)	$ (19,294)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.